                               FORTRESS BROOKDALE
                               INVESTMENT FUND LLC

                               (A Limited Liability Company)

                               Financial Statements for the Six Months Ended June 30, 2002 (Unaudited)

FORTRESS BROOKDALE INVESTMENT FUND LLC
(A Limited Liability Company)

TABLE OF CONTENTS

                                                                                                                 PAGE
FINANCIAL STATEMENTS (Unaudited):

         Statement of Assets and Liabilities as of June 30, 2002                                                   1

         Schedule of Investments as of June 30, 2002                                                               2

         Statement of Operations for the six months ended June 30, 2002                                            3

         Statement of Cash Flows for the six months ended June 30, 2002                                            4

         Statement of Changes in Net Assets for the six months ended June 30, 2002 and
         for the year ended December 31, 2001                                                                      5

         Notes to Financial Statements                                                                             6

FORTRESS BROOKDALE INVESTMENT FUND LLC
(A Limited Liability Company)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
(dollar amounts in thousands)

                                                                   June 30, 2002
                                                                   -------------
ASSETS

      Investment in affiliate, at fair value (cost $14,694)          $ 16,153
      Cash and cash equivalents                                           194
      Other assets                                                         52
                                                                     --------
                                                                       16,399
                                                                     --------
LIABILITIES
      Accounts payable                                                     67
                                                                     --------
                                                                           67
                                                                     --------
NET ASSETS                                                           $ 16,332
                                                                     ========
NET ASSETS CONSISTS OF:
      Preferred equity                                               $     52
      Common equity                                                    15,000
      Preferred dividends paid                                             (5)
      Accumulated net investment loss                                    (174)
      Accumulated net unrealized gain on affiliate investment           1,459
                                                                     --------
                                                                     $ 16,332
                                                                     ========

See notes to financial statements.

FORTRESS BROOKDALE INVESTMENT FUND LLC
(A Limited Liability Company)

SCHEDULE OF INVESTMENTS (Unaudited) AS OF JUNE 30, 2002 (dollar amounts in thousands)

  Investment                                        Description of Securities         Cost    Fair Value
  ----------                                        -------------------------         ----    ----------
Investment in controlled affiliate (a):

Fortress Brookdale Acquisition LLC, ("FBA") (b)   4.6% of the issued common shares  $ 14,694   $ 16,153


(a) The Company shares its investment advisor with Fortress Registered Investment Trust, which owns 50.51% of FBA. FBA is therefore considered an affiliate of the Company for the purposes herein. These securities are restricted as to public resale and are not readily marketable.

(b) FBA owns 100% of the outstanding common shares of Brookdale Living Communities, Inc. as its sole asset at the end of the period.


Summary of Transactions with Affiliated Companies
-------------------------------------------------

                                                                              Cost          Dividend        Fair Value
                                                                            Incurred         Income          of Total
Affiliate                                       Purchase Date             This Period      This Period      Investment
---------                                       -------------             -----------      -----------      ----------
Fortress Brookdale Acquisition LLC              September 23, 2000        $         -      $         -      $   16,153


See notes to financial statements.

FORTRESS BROOKDALE INVESTMENT FUND LLC
(A Limited Liability Company)

STATEMENT OF OPERATIONS (Unaudited)
(dollar amounts in thousands)


                                                                 Six Months Ended June 30, 2002
                                                                 ------------------------------
Expenses
    Professional fees                                                           $   9
    Directors fees                                                                  4
    Miscellaneous expenses                                                          4
                                                                                -----
Net investment loss                                                               (17)
                                                                                -----

Net unrealized gain on affiliate investment                                       554
                                                                                -----

Net increase in net assets resulting from operations                            $ 537
                                                                                =====

Disclosure of certain ratios, annualized:
Ratio of total expenses to average net assets                                      .2%
Ratio of investment loss, net, to average net assets                              (.2%)
Portfolio turnover rate                                                           0.0%
    Total return                                                                  6.7%

See notes to financial statements.

FORTRESS BROOKDALE INVESTMENT FUND LLC
(A Limited Liability Company)

STATEMENT OF CASH FLOWS (Unaudited)
(dollar amounts in thousands)

                                                                    Six Months Ended June 30, 2002
                                                                    ------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations                               $ 537
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
        Net unrealized gain on affiliate investment                                 (554)
        Change in:
            Accounts payable                                                          17
                                                                                   -----
Net cash used in operating activities                                                  -
                                                                                   -----
NET CHANGE IN CASH AND CASH EQUIVALENTS                                                -

CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD                                       194
                                                                                   -----
CASH AND CASH EQUIVALENTS, END OF PERIOD                                           $ 194
                                                                                   =====

See notes to financial statements.

FORTRESS BROOKDALE INVESTMENT FUND LLC
(A Limited Liability Company)

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
(dollar amounts in thousands)

                                                               Six Months Ended June 30, 2002  Year Ended December 31, 2001
                                                               ------------------------------  ----------------------------
Increase in net assets resulting from operations
              Net investment loss                                               $    (17)                 $    (31)
              Net unrealized gain on affiliate investment                            554                       867
                                                                                --------                  --------

Net increase in net assets resulting from operations                                 537                       836

Issuance of preferred interests                                                        -                         2
Preferred dividends paid                                                               -                        (5)
                                                                                --------                  --------

Net increase in net assets                                                           537                       833

Net assets, beginning of period                                                   15,795                    14,962
                                                                                --------                  --------

Net assets, end of period                                                       $ 16,332                  $ 15,795
                                                                                ========                  ========


See notes to financial statements.

FORTRESS BROOKDALE INVESTMENT FUND LLC
(A Limited Liability Company)


NOTES TO FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2002

 1.   ORGANIZATION

      Fortress Brookdale Investment Fund, LLC (the "Company") was formed on September 6, 2000 as a Delaware limited liability company and operates as a closed-end, non-diversified management registered investment company ("RIC") under the Investment Company Act of 1940 (the "Act"). The Company was formed primarily to invest in limited liability interests in Fortress Brookdale Acquisitions LLC ("FBA"). FBA owns 100% of the issued and outstanding common stock of Brookdale Living Communities Inc., a leading senior living company.

      The members of the Company include Northwestern Mutual Life Insurance Company ("Northwestern"), Weyerhauser Company Master Retirement Trust ("Weyerhauser"), and FIG Advisors LLC ("FIG", and together with Northwestern and Weyerhauser, the "Members"), with FIG acting as Advisory Member. The liability of each member is limited to the amount of capital contributions required to be made by such member in accordance with the provisions of the Company's operating agreement, as amended. The operating agreement provides that, unless terminated earlier, the Company will terminate on the first anniversary of the termination of FBA.

      FIG is also the advisor of Fortress Registered Investment Trust, which holds 50.51% of FBA. As the Company and FBA share the same advisor, they are considered affiliates for purposes herein.

 2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      BASIS OF ACCOUNTING - The accompanying financial statements are prepared in accordance with accounting principles generally accepted in the United States. The Company reports its assets and liabilities at fair value on the reporting date, including its investment in FBA.

      USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      RISKS AND UNCERTAINTIES - In the normal course of business, the Company may encounter primarily market risk. Market risk reflects changes in the value of investments in securities due to changes in interest rates or other market factors, including the valuation of equity securities held by the Company. Management believes that the carrying value of its investment is reasonable, taking into consideration market risk along with its knowledge of the company in which it has made equity investments.

      VALUATION OF ASSETS AND LIABILITIES - The Company's investment in affiliate is accounted for under the Act. The valuation of investments is based upon initial cost and is updated periodically by estimates as determined in accordance with the Company's valuation policies as approved by the Company's board of managers.

FORTRESS BROOKDALE INVESTMENT FUND LLC
(A Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2002

      Events that could change the reported amount include: further financing by the investee company, pending disposition by the Company of its investment, obtaining by the Company of a third party estimate of the value of its investment, significant changes in the financial position or operating results of the investee company, and sales in recent public or private transactions of the same or similar securities, among others.

      Due to the inherent uncertainty of valuations of investments without a public market, the estimates of value may differ from the values that are ultimately realized by the Company, and such differences could be material. All other assets and liabilities are stated at cost, which approximates fair value.

      FEDERAL INCOME TAXES - No income taxes have been provided for in these financial statements as each Member is individually responsible for reporting income or loss based upon their respective share of the Company's income and expenses as reported for income tax purposes.

      DISTRIBUTIONS TO MEMBERS - Distributions to members are recorded on the ex-dividend date. The character of distributions made during the reporting period from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes due to GAAP/tax differences in the character of income and expense recognition. No distributions have been made through June 30, 2002.

      SECURITY TRANSACTIONS AND REVENUE RECOGNITION - The Company follows industry practice and records security transactions on the trade date. Dividend income will be recognized on the ex-dividend date.

      CASH AND CASH EQUIVALENTS - The Company considers all highly liquid short-term investments with a maturity of 90 days or less when purchased to be cash equivalents. Certain amounts on deposit with major financial institutions may, from time to time, exceed insured limits.

 3.   ALLOCATIONS TO MEMBERS

      Net Profits, as defined, are first allocated to FIG in an amount equal to a cumulative return of 1.5% per annum on all Capital Contributions. Remaining Net Profits are then allocated to holders of the preferred equity interest in accordance with its terms, then to the Members other than FIG. Net Losses, as defined, are allocated first to the Members other than FIG.

4.    PREFERRED EQUITY INTERESTS

      The Company has issued preferred equity interests in the aggregate amount of $50,000 to 100 qualified investors. Such securities attract a 10% return, payable out of the Company's Net Profits.